Debt and Convertible Preferred Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Debt And Convertible Preferred Stock Warrants [Abstract]
Schedule of the Company's Outstanding Debt, Net of Debt Discounts
The Company’s outstanding debt, net of debt discounts, consisted of the following (in thousands):

	December 31,
	2020	2021
Silicon Valley Bank Loan Revolver	$5,947	$5,947
Silicon Valley Bank Term Loan	2,586	—
Silicon Valley Bank and Hercules Mezzanine Term Loan	—	59,237
Triplepoint Loan Facility 4	19,933	—
Atel Loan Facility Draw 1	358	—
Atel Loan Facility Draw 2	165	—
Atel Loan Facility Draw 3	2,315	1,489
Atel Loan Facility Draw 4	396	260

Total debt	31,700	66,933
Less: debt, current	(1,918)	(10,750)

Total debt, noncurrent	$29,782	$56,183

Schedule of the Company's Future Debt Maturities
A schedule of the Company’s future debt maturities is as follows (in thousands):

Year Ended December 31,
2022	$11,127
2023	24,576
2024	24,000
2025	8,000
2026	—
Thereafter	—

Total principal debt payments	67,703
Less: debt discount	(770)

Total debt	$66,933

Schedule of Outstanding Convertible Preferred Stock Warrants	The Company’s outstanding convertible preferred stock warrants are as follows:

	December 31, 2021
	Lenders	Exercise Price Per Share	Number of Shares	Expiration Date
Series A warrants	SVB	$0.53	60,703	December 2026
Series B warrants	SVB	1.25	125,944	July to November 2027
Series C warrants	TriplePoint	2.42	310,637	April 2028
Series D warrants	TriplePoint	7.02	238,476	June 2026 to May 2029